TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in Valuation Allowance
Beginning balance	$ 3,214	$ 5,202	$ 5,484
VA Release during the year	(1,114)
Deductions during the year	(1,224)	(1,988)	(282)
Ending balance	$ 876	$ 3,214	$ 5,202